CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Current Assets:
Cash and cash equivalents	$ 2,913,834	$ 1,878,034	$ 825,621	$ 374,706
Accounts receivable	7,724,860	4,872,082	2,981,574	2,937,292
Investments	0	82,908	340,000	0
Other current assets	629,640	343,809	184,372	125,864
Total current assets	11,268,334	7,176,833	4,331,567	3,437,862
Other assets:
Fixed assets - net	115,355	73,066	29,906	3,084
Intangible assets - net	9,359,571	3,114,513	100,000	0
Acquired goodwill	17,379,031	3,470,522	0	0
Total other assets	26,853,957	6,658,101	129,906	3,084
Total Assets	38,122,291	13,834,934	4,461,473	3,440,946
Current Liabilities:
Accounts payable	4,906,959	2,597,385	2,922,607	2,802,825
Other current liabilities	1,345,561	1,093,814	566,010	213,561
Consideration payable	3,225,093	3,649,267	0	0
Short term notes	4,137,143	1,235,935	0	0
Total current liabilities	13,614,756	8,576,401	3,488,617	3,016,386
Long-term liabilities:
Convertible notes	5,000,000	5,000,000	0	0
Long-term notes	1,566,671	0	0	0
Long term consideration payable	13,188,260	0	0	0
Total long term liabilities	19,754,931	5,000,000	0	0
Total liabilities	33,369,687	13,576,401	3,488,617	3,016,386
Stockholders' equity:
Preferred shares, $.01 par value, 1,000,000 shares authorized, none issued and outstanding	0	0	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized, 13,885,972, 6,597,331, 9,992,828 and 11,639,066 issued and outstanding as of September 30, 2016, March 31, 2014 and 2015 and December 31, 2015, respectively	138,861	118,743	99,928	65,973
Additional paid-In capital	10,042,992	1,192,692	35,072	(55,973)
Accumulated other comprehensive income (loss)	(287,722)	0	0	0
Retained earnings	(5,141,527)	(1,052,902)	837,856	414,560
Total stockholders' equity	4,752,604	258,533	972,856	424,560
Total liabilities and stockholders' equity (deficit)	$ 38,122,291	$ 13,834,934	$ 4,461,473	$ 3,440,946